Nature of Business and Organization (Tables)	6 Months Ended
Jun. 30, 2023
Nature of Business and Organization [Abstract]
Schedule of Details of Company's Principal Subsidiaries	As of June 30, 2023, the details of the Company’s principal subsidiaries are as follows:
Major subsidiaries	Percentage of Ownership	Date of Incorporation	Place of Incorporation	Major Operation
Powerbridge Holding Limited (“Powerbridge HK”)	100% by Powerbridge	July 27, 2018	Hong Kong, PRC	Investment holding
Boxinrui International Holdings Limited (“Boxinrui”)	100% by Powerbridge	August 5, 2021	BVI	Investment holding
Hongding Technology Co., Ltd (“Hongding”)	100% by Powerbridge	July 28, 2020	Hong Kong, PRC	Investment holding
Powercrypto Holding Pte. Ltd. (“Powercrypto”)	100% by Powerbridge	October 1, 2021	Singapore	Management consultancy services
Powercrypto Inc (1)	100% by Powerbridge	April 5, 2022	USA	Management consultancy services
Powerbridge High Technologies Holding Co., Ltd	100% by Powerbridge	January 11, 2023	Macau	Investment holding
Powerbridge Technology Group Co., Ltd. (“Powerbridge Zhuhai”)	100% by Powerbridge HK	October 30, 1997	the PRC	Software application and technology services
Powerstream Supply Chain Co., Ltd. (“Powerstream”)	100% by Powerbridge HK	August 17, 2021	the PRC	Supply chain business
Powermeta Digital Co., Ltd. (“Powermeta”)	100% by Powerbridge HK	January 21, 2022	the PRC	Software application and technology services
Powerstream Capital Co., Ltd. (“Powerstream Capital”)	100% by Powerbridge HK	August 11, 2022	the PRC	Investment, software application and technology services
Powerbridge Digital Trade (HK) Co., Limited	51% by Powerbridge HK	June 26, 2023	Hong Kong, PRC	Investment holding
SmartConn Co.Limited(“SmartConn”)	50.99% by Powerbridge HK	December 14, 2020	Hong Kong, PRC	Investment holding
Hong Kong Anxin Jieda Co., Limited (“Anxin Jieda”)	100% by Boxinrui	November 30, 2021	Hong Kong, PRC	Investment holding
Shenzhen Hongding Interconnect Technology Co., Ltd. (2)	100% by Hongding	October 21, 2020	the PRC	Software application and technology services
Shenzhen Honghao Internet Technology Co., Ltd (“Honghao”)	100% by Hongding	July 28, 2020	the PRC	Software application and technology services
Wuhan Honggang Technology Co., Ltd (“Honggang”)	60% by Powerbridge Zhuhai	June 21, 2019	the PRC	Software application and technology services
Hongxi Data Technology Co., Ltd.	70% by Powerbridge Zhuhai	February 8, 2021	Macau	Software application and technology services
Zhuhai Hongyang Supply Chain Co., Ltd. (“Zhuhai Hongyang”)	60% by Powerbridge Zhuhai	July 21, 2021	the PRC	Supply chain business
Ningbo Zhijing Tongfu Technology Co., Ltd. (“Ningbo Zhijing”)	51% by Powerbridge Zhuhai	April 25, 2021	the PRC	software application and technology services
Hunan Powerverse Digital Co., Ltd.	51% by Powerbridge Zhuhai	March 9, 2023	the PRC	Software application and technology services
Metafusion Digital Co., Ltd (“Metafusion”)	66% by Powermeta Digital	February 15, 2022	the PRC	Software application and technology services
Shanghai Stamp Technology Co., Ltd.	100% by SmartConn	December 9, 2018	the PRC	Software application and technology services
Ascendent Insight Education Co., Ltd. (“Ascendent”)	90% by Anxin Jieda	January 7, 2020	the PRC	Software application and technology services
Xingtai Ningyao Technology Co., Ltd.	100% by Ascendent	December 17, 2022	the PRC	Software application and technology services
(1)	On August 25, 2023, the name was changed to Powercrypto Inc.
(2)	Shenzhen Hongding Interconnect Technology Co., Ltd was deregistered on August 8, 2023 subsequently.